Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Minimum lease payments under capital and operating leases with non-cancelable terms in excess of one year
	Capital Leases	Operating Leases
(Millions)
2013	$22	$194
2014	21	158
2015	8	119
2016	7	77
2017	4	68
After 2017	34	119
Total	$96	$735
Less: Amounts representing interest	6
Present value of future minimum lease payments	90
Less: Current obligations under capital leases	19
Long-term obligations under capital leases	$71

Accrued Liabilities and Insurance Receivables Related to Legal Proceedings
Liability and Receivable Balances
At December 31
(Millions)	2012	2011	2010

Respirator mask/asbestos liabilities	$154	$130	$126
Respirator mask/asbestos insurance receivables	87	121	122

Environmental remediation liabilities	$29	$28	$24
Environmental remediation insurance receivables	11	15	15

Other environmental liabilities	$57	$75	$90
Other environmental insurance receivables	15	―	―